Intangible Assets, Net (Details) - Schedule of Intangible Assets - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	¥ 608	$ 88
Net balance, ending	286	41
Additions	31	3
Amortization expense	(353)	$ (50)
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	358
Net balance, ending	286
Additions	31
Amortization expense	(103)
Internal -use software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	250
Net balance, ending
Additions
Amortization expense	¥ (250)